SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Revenue by Country) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 156,011	$ 154,419
GERMANY
Segment Reporting Information [Line Items]
Revenue	57,063	56,026
United States of America [Member]
Segment Reporting Information [Line Items]
Revenue	42,842	49,418
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	28,385	22,698
Spain [Member]
Segment Reporting Information [Line Items]
Revenue	17,300	14,205
Other countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 10,421	$ 12,072